Offerings - Offering: 1	Dec. 04, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.25 par value
Amount Registered | shares	281,317,628
Maximum Aggregate Offering Price	$ 25,948,545,615.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,583,494.15
Rule 457(f)	true
Amount of Securities Received | shares	1,923,539,334
Value of Securities Received, Per Share | $ / shares	16.99
Value of Securities Received	$ 32,680,933,284.66
Cash Consideration Paid	6,732,387,669
Fee Note MAOP	$ 25,948,545,615.66
Offering Note

(1)
Represents the estimated maximum number of shares of common stock of Kimberly-Clark Corporation (“K-C”), par value $1.25 per share (“K-C Common Stock”), to be issued to holders of common stock of Kenvue Inc. (“Kenvue”), par value $0.01 per share (“Kenvue Common Stock”), in connection with the consummation of: (i) the merger of Vesta Sub I, Inc., a wholly owned subsidiary of K-C (“First Merger Sub”), with and into Kenvue (the “First Merger”), with Kenvue surviving as a wholly-owned subsidiary of K-C (the “Initial Surviving Company”); and (ii) immediately following the First Merger, and as part of the same overall transaction as the First Merger, the merger of the Initial Surviving Company with and into Vesta Sub II, LLC, a wholly owned subsidiary of K-C (“Second Merger Sub” and, such merger, the “Second Merger” and, the Second Merger together with the First Merger, the “Mergers”), with Second Merger Sub surviving the Second Merger as a direct wholly owned subsidiary of K-C, as described in K-C’s registration statement on Form S-4 (the “Registration Statement”). The number of shares of K-C Common Stock being registered is based upon (i) 1,923,539,334, the maximum number of shares of Kenvue Common Stock, including Kenvue Common Stock issuable upon exercise of settlement of equity awards, estimated to be cancelled and exchanged in the Mergers (calculated as the sum of (a) 1,915,907,970, the number of shares of Kenvue Common Stock outstanding as of December 2, 2025, (b) 2,250,004, the number of shares of Kenvue Common Stock issuable upon exercise of in-the-money stock options to acquire shares of Kenvue Common Stock, (c) 4,463,199, the number of shares of Kenvue Common Stock issuable upon settlement of Kenvue restricted stock units subject only to time-based vesting conditions that are expected to vest in accordance with their terms before closing of the Mergers and (d) 918,161, the number of shares of Kenvue Common Stock issuable upon settlement of Kenvue restricted stock units subject to performance-based vesting conditions that are expected to vest in accordance with their terms before closing of the Mergers), multiplied by (ii) the exchange ratio of 0.14625 as set forth in the merger agreement described in the Registration Statement.

(2)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”), and calculated pursuant to Rules 457(f)(1), 457(f)(3) and 457(c) of the Securities Act. The proposed maximum aggregate offering price of $25,948,545,615.66 of K-C Common Stock was calculated on the basis of (i) $16.99, the average of the high and low prices per share of Kenvue Common Stock on the New York Stock Exchange on December 2, 2025, multiplied by 1,923,539,334, the maximum number of shares of Kenvue Common Stock, including Kenvue Common Stock issuable upon exercise of settlement of equity awards, estimated to be cancelled and exchanged in the Mergers as calculated pursuant to footnote (1), which equated to $32,680,933,284.66,  less (ii) $6,732,387,669.00, the cash consideration per share of Kenvue Common Stock ($3.50) to be paid by K-C in connection with the Mergers multiplied by 1,923,539,334, the maximum number of shares of Kenvue Common Stock, including Kenvue Common Stock issuable upon exercise of settlement of equity awards, estimated to be cancelled and exchanged in the Mergers as calculated pursuant to footnote (1).

(3)
Pursuant to Rule 457(o) of the Securities Act, the registration fee has been calculated on the basis of the maximum aggregate offering price. The fee has been calculated pursuant to Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.